Loans And Allowance For Credit Losses [Text Block]	6 Months Ended
Sep. 30, 2014
Loans And Allowance For Credit Losses [Text Block]

4.    LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2014 and September 30, 2014 by domicile and industry of the borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	March 31, 2014	September 30, 2014
	(in millions)
Domestic:
Manufacturing	¥11,540,753	¥11,830,368
Construction	980,877	995,117
Real estate	10,989,562	10,829,920
Services	2,693,561	2,657,310
Wholesale and retail	8,475,143	8,258,327
Banks and other financial institutions(1)	3,985,106	4,177,491
Communication and information services	1,443,466	1,527,605
Other industries	13,496,763	12,226,941
Consumer	16,921,352	16,748,912

Total domestic	70,526,583	69,251,991

Foreign:
Governments and official institutions	811,475	903,076
Banks and other financial institutions(1)	9,792,255	10,745,585
Commercial and industrial	24,533,816	25,546,003
Other	4,872,372	4,997,485

Total foreign	40,009,918	42,192,149

Unearned income, unamortized premiums—net and deferred loan fees—net	(260,090)	(249,933)

Total(2)	¥110,276,411	¥111,194,207

Notes:	(1)	Loans to the so-called non-bank finance companies are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
	(2)	The above table includes loans held for sale of ¥46,635 million at March 31, 2014 and ¥161,143 million at September 30, 2014, respectively, which are carried at the lower of cost or estimated fair value.

The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, MUAH, and Krungsri based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2014 for further information.

Nonaccrual Loans

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card, MUAH, and Krungsri segments, and six months or more with respect to loans within the Residential segment. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2014 for further information.

The nonaccrual status of loans by class at March 31, 2014 and September 30, 2014 is shown below:

	March 31, 2014	September 30, 2014
	(in millions)
Commercial
Domestic	¥737,896	¥592,192
Manufacturing	167,859	147,643
Construction	30,093	24,005
Real estate	141,974	100,955
Services	72,059	59,101
Wholesale and retail	211,770	169,873
Banks and other financial institutions	7,234	5,824
Communication and information services	24,956	24,411
Other industries	35,959	20,494
Consumer	45,992	39,886
Foreign-excluding MUAH and Krungsri	82,617	55,446
Residential	111,252	98,272
Card	72,483	68,778
MUAH	46,574	52,023
Krungsri	25,973	44,435

Total(1)	¥1,076,795	¥911,146

Note:	(1)

The above table does not include loans held for sale of nil and ¥3,222 million at March 31, 2014 and September 30, 2014, respectively, and loans acquired with deteriorated credit quality of ¥38,651 million and ¥30,257 million, at March 31, 2014 and September 30, 2014, respectively.

Impaired Loans

The MUFG Group’s impaired loans primarily include nonaccrual loans and troubled debt restructurings (“TDRs”). The following table shows information about impaired loans by class at March 31, 2014 and September 30, 2014:

	Recorded Loan Balance
At March 31, 2014:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥1,006,333	¥257,215	¥1,263,548	¥1,312,320	¥544,224
Manufacturing	368,866	55,003	423,869	431,745	181,389
Construction	30,537	13,298	43,835	45,323	18,731
Real estate	141,225	63,625	204,850	212,353	52,814
Services	101,969	27,342	129,311	139,299	54,469
Wholesale and retail	248,932	58,633	307,565	317,614	169,523
Banks and other financial institutions	8,295	94	8,389	8,403	6,954
Communication and information services	25,443	11,509	36,952	39,292	16,473
Other industries	36,821	9,634	46,455	47,866	26,903
Consumer	44,245	18,077	62,322	70,425	16,968
Foreign-excluding MUAH and Krungsri	193,360	2,360	195,720	195,935	96,218
Loans acquired with deteriorated credit quality	18,787	186	18,973	32,078	6,111
Residential	203,600	11,563	215,163	255,627	70,393
Card	102,852	762	103,614	115,819	29,244
MUAH	39,552	24,457	64,009	71,210	4,131
Krungsri(3)	—	—	—	—	—

Total(4)	¥1,564,484	¥296,543	¥1,861,027	¥1,982,989	¥750,321

	Recorded Loan Balance
At September 30, 2014:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥861,953	¥295,202	¥1,157,155	¥1,205,788	¥429,346
Manufacturing	325,757	103,387	429,144	438,857	149,690
Construction	26,967	12,857	39,824	41,105	14,507
Real estate	113,839	52,463	166,302	175,283	42,376
Services	90,577	27,040	117,617	124,464	42,728
Wholesale and retail	216,376	59,232	275,608	284,640	133,218
Banks and other financial institutions	6,409	487	6,896	7,262	5,313
Communication and information services	24,567	11,448	36,015	38,226	15,383
Other industries	22,445	8,619	31,064	32,543	13,668
Consumer	35,016	19,669	54,685	63,408	12,463
Foreign-excluding MUAH and Krungsri	163,764	2,321	166,085	166,243	78,999
Loans acquired with deteriorated credit quality	13,538	—	13,538	26,238	3,688
Residential	168,057	9,894	177,951	214,345	55,924
Card	95,461	632	96,093	108,562	27,320
MUAH	50,172	12,657	62,829	69,135	6,425
Krungsri	17,201	6,068	23,269	33,952	4,164

Total(4)	¥1,370,146	¥326,774	¥1,696,920	¥1,824,263	¥605,866

Notes:	(1)	These loans do not require an allowance for credit losses because the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	Included in impaired loans at March 31, 2014 and September 30, 2014 are accrual TDRs as follows: ¥642,408 million and ¥677,336 million—Commercial; ¥99,359 million and ¥76,615 million—Residential; ¥51,834 million and ¥48,008 million—Card; ¥38,666 million and ¥30,109 million—MUAH; and nil and ¥6,056 million—Krungsri, respectively.
(3)	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no impaired loans were stated at March 31, 2014 in the above table.
(4)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of nil and ¥10,136 million at March 31, 2014 and September 30, 2014, respectively.

The following table shows information regarding the average recorded loan balance and recognized interest income on impaired loans for the six months ended September 30, 2013 and 2014:

	Six months ended September 30,
	2013		2014
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,407,949	¥12,528	¥1,210,343	¥10,951
Manufacturing	433,924	3,656	426,503	3,690
Construction	49,815	544	41,843	416
Real estate	239,686	1,874	185,578	1,624
Services	146,283	1,534	123,464	1,291
Wholesale and retail	355,627	3,188	291,589	2,559
Banks and other financial institutions	11,883	106	7,643	63
Communication and information services	48,152	519	36,483	374
Other industries	51,191	497	38,759	373
Consumer	71,388	610	58,481	561
Foreign-excluding MUAH and Krungsri	189,442	1,537	181,178	1,458
Loans acquired with deteriorated credit quality	35,654	1,525	16,214	737
Residential	288,835	2,931	196,557	2,308
Card	118,873	2,754	99,853	2,236
MUAH	60,344	1,161	60,989	1,361
Krungsri	—	—	11,746	266

Total	¥2,101,097	¥22,436	¥1,776,880	¥19,317

Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain. Otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including TDRs, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management’s assessment.

The following table shows a rollforward of accrual TDRs and other impaired loans (including nonaccrual TDRs) for the six months ended September 30, 2013 and 2014:

	Six months ended September 30,
	2013	2014
	(in millions)
Accrual TDRs:
Balance at beginning of period	¥945,623	¥832,267
Additions (new accrual TDR status)(1)	121,353	144,810
Transfers to other impaired loans (including nonaccrual TDRs)	(24,716)	(16,726)
Loans sold	(7,571)	(11)
Principal payments and other	(158,333)	(122,216)

Balance at end of period(1)	¥876,356	¥838,124

Other impaired loans (including nonaccrual TDRs):
Balance at beginning of period	¥1,255,143	¥1,028,760
Additions (new other impaired loans (including nonaccrual TDRs) status)(1)(2)	158,866	121,851
Charge-off	(80,153)	(37,577)
Transfers to accrual TDRs	(28,472)	(27,845)
Loans sold	(27,899)	(8,416)
Principal payments and other	(151,537)	(217,977)

Balance at end of period(1)	¥1,125,948	¥858,796

Notes:	(1)	In the above table, lease receivables of ¥1,634 million in the Krungsri segment, which were modified as TDRs and reported as either accrual TDRs or nonaccrual TDRs, are excluded from the additions of TDRs for the six months ended September 30, 2014, and the related ending balances of such TDRs amounting to ¥1,619 million, are also excluded from the balance of TDRs as of September 30, 2014.
	(2)	Included in additions of other impaired loans for the six months ended September 30, 2013 and 2014 are nonaccrual TDRs as follows: ¥6,060 million and ¥6,453 million—Card; ¥9,237 million and ¥9,545 million—MUAH; and nil and ¥1,466 million—Krungsri, respectively.

Troubled Debt Restructurings

The following tables summarize the MUFG Group’s TDRs by class during the six months ended September 30, 2013 and 2014:

	Six months ended September 30,
	2013			2014
	Troubled Debt Restructurings(4)		Troubled Debt Restructurings That Subsequently Defaulted	Troubled Debt Restructurings(4)		Troubled Debt Restructurings That Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥114,940	¥91,435	¥9,395	¥126,396	¥114,557	¥2,780
Manufacturing	64,314	40,809	3,070	77,675	65,836	1,271
Construction	1,444	1,444	17	3,824	3,824	14
Real estate	11,596	11,596	1,096	6,714	6,714	119
Services	9,860	9,860	726	9,881	9,881	263
Wholesale and retail	21,748	21,748	2,364	24,060	24,060	884
Banks and other financial institutions	1	1	—	—	—	—
Communication and information services	1,185	1,185	1,477	1,763	1,763	115
Other industries	2,445	2,445	152	1,277	1,277	—
Consumer	2,347	2,347	493	1,202	1,202	114
Foreign-excluding MUAH and Krungsri	410	410	—	1,664	1,664	—
Loans acquired with deteriorated credit quality	—	—	—	1,607	1,607	—
Residential(1)(3)	17,324	17,324	389	15,831	15,831	90
Card(2)(3)	9,194	9,032	2,235	9,689	9,559	1,848
MUAH(2)(3)	19,022	18,449	1,721	11,507	11,476	1,458
Krungsri(2)(3)	—	—	—	9,241	9,214	—

Total	¥160,890	¥136,650	¥13,740	¥175,935	¥163,908	¥6,176

Notes:	(1)	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
	(2)	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans.
	(3)

For the six months ended September 30, 2013, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, whereas reduction in the stated rate and payment deferrals were the primary concession types in the Card and MUAH segments, respectively.

For the six months ended September 30, 2014, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, reduction in the stated rate was the primary concession type in the Card and Krungsri segments and payment deferrals was the primary concession type in the MUAH segment.

	(4)	For the six months ended September 30, 2014, the MUFG Group reported the amounts of TDRs which include only the first modification for those which are modified more than once during the same period, in place of the previously reported amounts which include accumulated loan modification activity, such as reduction in stated rate or extension of stated maturity date, that may occur on multiple occasions during the same period. The amounts for the six months ended September 30, 2013 were revised to conform to the current year presentation and enable comparisons between the relevant amounts for the six months ended September 30, 2013 and 2014, respectively.

The following table summarizes outstanding recorded investment balances of TDRs by class at March 31, 2014 and September 30, 2014:

	March 31, 2014	September 30, 2014
	(in millions)
Commercial(1)
Domestic	¥528,133	¥565,321
Manufacturing	257,049	281,679
Construction	13,751	15,819
Real estate	64,028	65,349
Services	57,480	58,689
Wholesale and retail	95,809	105,737
Banks and other financial institutions	1,156	1,071
Communication and information services	11,996	11,604
Other industries	10,496	10,575
Consumer	16,368	14,798
Foreign-excluding MUAH and Krungsri	114,275	112,015
Residential(1)	99,359	76,615
Card(2)	103,614	96,093
MUAH(2)	62,363	55,396
Krungsri(2)(3)	—	9,127

Total	¥907,744	¥914,567

Notes:	(1)	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
	(2)	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2014 and September 30, 2014 are nonaccrual TDRs as follows: ¥51,780 million and ¥48,085 million—Card; ¥23,697 million and ¥25,287 million—MUAH; and nil and ¥1,452 million—Krungsri, respectively.
	(3)	For the Krungsri segment, acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no TDRs were stated at March 31, 2014 in the above table.

A modification of terms of a loan under a TDR mainly involves: (i) a reduction in the stated interest rate applicable to the loan, (ii) an extension of the stated maturity date of the loan, (iii) a partial forgiveness of the principal of the loan, or (iv) a combination of all of these. Those loans are also considered impaired loans, and hence the allowance for credit losses is separately established for each loan. As a result, the amount of allowance for credit losses increases in many cases upon classification as a TDR loan. The amount of pre-modification outstanding recorded investment and post-modification outstanding recorded investment may differ due to write-offs made as part of the concession. The impact of write-offs associated with TDRs on the MUFG Group’s results of operations for the six months ended September 30, 2013 and 2014 was not material.

TDRs for the Commercial and Residential segments in the above table include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. The vast majority of modifications to nonaccrual loans are temporary extensions of the maturity dates, typically for periods up to 90 days, and continually made as the borrower is unable to repay or refinance the loan at the extended maturity. Accordingly, the impact of such TDRs on the outstanding recorded investment is immaterial, and the vast majority of nonaccrual TDRs have subsequently defaulted.

TDRs that subsequently defaulted in the Commercial and Residential segments of the above table includes those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as a nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Also, the MUFG Group defines default as payment default for the purpose of the disclosure.

Regarding the Card, MUAH and Krungsri segments, the TDRs in the above table represent modified nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccruing and accruing loans that became past due one month or more within the Card segment, 60 days or more within the MUAH segment, and six months or more within the Krungsri segment.

Historical payment defaults are one of the factors considered when projecting future cash flows in determining the allowance for credit losses for each segment.

Credit Quality Indicator

Credit quality indicators of loans by class at March 31, 2014 and September 30, 2014 are shown below:

At March 31, 2014:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥50,608,911	¥3,549,135	¥737,692	¥54,895,738
Manufacturing	10,032,892	1,329,356	167,859	11,530,107
Construction	786,640	163,313	30,093	980,046
Real estate	9,747,076	716,302	141,774	10,605,152
Services	2,279,379	328,142	72,059	2,679,580
Wholesale and retail	7,582,548	651,659	211,770	8,445,977
Banks and other financial institutions	3,959,266	18,494	7,234	3,984,994
Communication and information services	1,349,217	68,863	24,956	1,443,036
Other industries	13,274,021	182,727	36,054	13,492,802
Consumer	1,597,872	90,279	45,893	1,734,044
Foreign-excluding MUAH and Krungsri	28,399,163	1,132,038	84,849	29,616,050
Loans acquired with deteriorated credit quality	32,430	33,100	10,210	75,740

Total	¥79,040,504	¥4,714,273	¥832,751	¥84,587,528

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥14,864,856	¥113,449	¥14,978,305
Card	¥535,511	¥73,110	¥608,621

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥3,003,826	¥34,989	¥3,946,961	¥98,645	¥95,167	¥7,179,588

	Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
	(in millions)
Krungsri	¥2,923,087	¥101,184	¥51,590	¥3,075,861

At September 30, 2014:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥50,384,423	¥3,017,821	¥592,457	¥53,994,701
Manufacturing	10,609,563	1,065,647	147,787	11,822,997
Construction	883,359	86,865	24,005	994,229
Real estate	9,821,405	685,767	100,947	10,608,119
Services	2,331,708	254,086	59,113	2,644,907
Wholesale and retail	7,454,290	610,818	169,873	8,234,981
Banks and other financial institutions	4,158,981	12,571	5,824	4,177,376
Communication and information services	1,443,814	58,958	24,411	1,527,183
Other industries	12,040,257	162,704	20,605	12,223,566
Consumer	1,641,046	80,405	39,892	1,761,343
Foreign-excluding MUAH and Krungsri	30,677,450	953,306	58,357	31,689,113
Loans acquired with deteriorated credit quality	24,472	29,319	7,595	61,386

Total	¥81,086,345	¥4,000,446	¥658,409	¥85,745,200

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥14,408,464	¥100,219	¥14,508,683
Card	¥510,928	¥69,395	¥580,323

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥3,086,716	¥29,293	¥4,008,889	¥93,353	¥85,446	¥7,303,697

	Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
	(in millions)
Krungsri	¥2,918,386	¥100,798	¥64,496	¥3,083,680

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Total loans of MUAH do not include Federal Deposit Insurance Corporation (“FDIC”) covered loans and small business loans which are not individually rated totaling ¥59,963 million and ¥61,414 million at March 31, 2014 and September 30, 2014, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

The MUFG Group classifies loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public information about borrowers and current economic trends as deemed appropriate to each segment.

The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group’s internal borrower ratings of 1 through 15, with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower’s expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower’s business profile, management and compliance system. In evaluating a borrower’s debt-service capability, the MUFG Group also conducts an assessment of the level of earnings and an analysis of the borrower’s net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15).

Loans to borrowers categorized as Normal represent those that are not deemed to have collectibility issues.

Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are TDRs or loans contractually past due 90 days or more for special reasons.

Loans to borrowers categorized as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment and consumer loans within the MUAH segment. The accrual status of these loans is determined based on the number of delinquent payments.

Commercial loans within the MUAH segment are categorized as either pass or criticized based on the internal credit rating assigned to each borrower. Criticized credits are those that are internally risk graded as Special Mention, Substandard or Doubtful. Special Mention credits are potentially weak, as the borrower has begun to exhibit deteriorating trends, which, if not corrected, may jeopardize repayment of the loan and result in further downgrade. Classified credits are those that are internally risk graded as Substandard or Doubtful. Substandard credits have well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt. A credit classified as Doubtful has critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.

Loans within the Krungsri segment are categorized as Normal, Special Mention, Substandard, Doubtful, and Doubtful of Loss primarily based on their delinquency status. Loans categorized as Special Mention generally represent those that have the overdue principal or interest payments for a cumulative period exceeding one month commencing from the contractual due date. Loans categorized as Substandard, Doubtful or Doubtful of Loss generally represent those that have the overdue principal or interest payments for a cumulative period exceeding three months commencing from the contractual due date.

For the Commercial, Residential and Card segments, credit quality indicators at March 31, 2014 and September 30, 2014 are based on information as of March 31, 2014 and September 30, 2014, respectively. For the MUAH and Krungsri segments, credit quality indicators at March 31, 2014 and September 30, 2014 are generally based on December 31, 2013 and June 30, 2014 information, respectively.

Past Due Analysis

Ages of past due loans by class at March 31, 2014 and September 30, 2014 are shown below:

At March 31, 2014:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment > 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥26,210	¥53,632	¥79,842	¥54,815,896	¥54,895,738	¥6,543
Manufacturing	5,363	7,192	12,555	11,517,552	11,530,107	—
Construction	718	664	1,382	978,664	980,046	1
Real estate	4,859	9,689	14,548	10,590,604	10,605,152	2,233
Services	4,315	2,781	7,096	2,672,484	2,679,580	10
Wholesale and retail	4,624	22,829	27,453	8,418,524	8,445,977	3
Banks and other financial institutions	1	52	53	3,984,941	3,984,994	—
Communication and information services	680	1,371	2,051	1,440,985	1,443,036	—
Other industries	667	1,554	2,221	13,490,581	13,492,802	—
Consumer	4,983	7,500	12,483	1,721,561	1,734,044	4,296
Foreign-excluding MUAH and Krungsri	3,283	7,109	10,392	29,605,658	29,616,050	357
Residential	85,549	54,462	140,011	14,822,995	14,963,006	40,500
Card	21,653	33,381	55,034	540,886	595,920	—
MUAH	30,036	14,333	44,369	7,078,621	7,122,990	527
Krungsri	66,871	22,121	88,992	2,936,194	3,025,186	—

Total	¥233,602	¥185,038	¥418,640	¥109,800,250	¥110,218,890	¥47,927

At September 30, 2014:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment > 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥14,591	¥29,880	¥44,471	¥53,950,230	¥53,994,701	¥6,407
Manufacturing	1,202	4,470	5,672	11,817,325	11,822,997	81
Construction	427	704	1,131	993,098	994,229	—
Real estate	3,808	6,803	10,611	10,597,508	10,608,119	1,561
Services	965	2,894	3,859	2,641,048	2,644,907	62
Wholesale and retail	2,802	4,757	7,559	8,227,422	8,234,981	162
Banks and other financial institutions	—	507	507	4,176,869	4,177,376	—
Communication and information services	717	1,356	2,073	1,525,110	1,527,183	15
Other industries	500	579	1,079	12,222,487	12,223,566	29
Consumer	4,170	7,810	11,980	1,749,363	1,761,343	4,497
Foreign-excluding MUAH and Krungsri	3,394	4,927	8,321	31,680,792	31,689,113	342
Residential	86,876	52,532	139,408	14,354,595	14,494,003	39,909
Card	19,487	32,460	51,947	516,043	567,990	—
MUAH	27,164	11,758	38,922	7,246,723	7,285,645	1,102
Krungsri	69,516	40,821	110,337	2,933,761	3,044,098	—

Total	¥221,028	¥172,378	¥393,406	¥110,682,144	¥111,075,550	¥47,760

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
	(2)	Total loans of MUAH do not include ¥1,600 million and ¥202 million of FDIC covered loans at March 31, 2014 and September 30, 2014, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

Allowance for Credit Losses

Changes in the allowance for credit losses by portfolio segment for the six months ended September 30, 2013 and 2014 are shown below:

Six months ended September 30, 2013:	Commercial	Residential	Card	MUAH	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥1,068,463	¥157,209	¥51,870	¥58,445	¥1,335,987
Provision (credit) for credit losses	(47,102)	(15,078)	4,193	(2,242)	(60,229)
Charge-offs	102,320	525	12,286	3,728	118,859
Recoveries	11,607	121	1,729	1,609	15,066

Net charge-offs	90,713	404	10,557	2,119	103,793
Others(1)	3,963	3	—	7,516	11,482

Balance at end of period	¥934,611	¥141,730	¥45,506	¥61,600	¥1,183,447

Six months ended September 30, 2014:	Commercial	Residential	Card	MUAH	Krungsri(2)	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥876,857	¥116,913	¥40,626	¥60,024	¥—	¥1,094,420
Provision (credit) for credit losses	(102,294)	(15,481)	1,621	(916)	48,932	(68,138)
Charge-offs	67,799	10,806	6,177	2,140	9,908	96,830
Recoveries	6,646	109	1,641	2,027	—	10,423

Net charge-offs	61,153	10,697	4,536	113	9,908	86,407
Others(1)	3,689	—	—	(2,305)	(371)	1,013

Balance at end of period	¥717,099	¥90,735	¥37,711	¥56,690	¥38,653	¥940,888

Notes:	(1)	Others are principally comprised of gains or losses from foreign exchange translation.
	(2)	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no allowance for credit loss was stated at the beginning of period for the six month ended September 30, 2014 in the above table.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2014 and September 30, 2014 are shown below:

At March 31, 2014:	Commercial	Residential	Card	MUAH	Krungsri(2)	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥640,442	¥69,613	¥29,244	¥4,131	¥—	¥743,430
Collectively evaluated for impairment	209,117	45,355	11,312	55,777	—	321,561
Loans acquired with deteriorated credit quality	27,298	1,945	70	116	—	29,429

Total	¥876,857	¥116,913	¥40,626	¥60,024	¥—	¥1,094,420

Loans:
Individually evaluated for impairment	¥1,459,268	¥211,802	¥102,930	¥64,009	¥—	¥1,838,009
Collectively evaluated for impairment	83,052,520	14,751,204	492,990	7,060,581	3,025,186	108,382,481
Loans acquired with deteriorated credit quality	75,740	15,299	12,701	114,961	50,675	269,376

Total(1)	¥84,587,528	¥14,978,305	¥608,621	¥7,239,551	¥3,075,861	¥110,489,866

At September 30, 2014:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥508,345	¥55,127	¥27,320	¥6,425	¥3,554	¥600,771
Collectively evaluated for impairment	184,627	33,226	10,348	49,961	34,480	312,642
Loans acquired with deteriorated credit quality	24,127	2,382	43	304	619	27,475

Total	¥717,099	¥90,735	¥37,711	¥56,690	¥38,653	¥940,888

Loans:
Individually evaluated for impairment	¥1,323,240	¥174,886	¥95,422	¥62,829	¥16,815	¥1,673,192
Collectively evaluated for impairment	84,360,574	14,319,117	472,568	7,223,018	3,027,283	109,402,560
Loans acquired with deteriorated credit quality	61,386	14,680	12,333	79,264	39,582	207,245

Total(1)	¥85,745,200	¥14,508,683	¥580,323	¥7,365,111	¥3,083,680	¥111,282,997

Notes:	(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
	(2)	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no allowance for credit loss was stated at March 31, 2014 in the above table.

The MUFG Group purchased ¥329 billion of loans within the MUAH segment during the six months ended September 30, 2013. See Note 2 for MUB’s acquisition of PB Capital Corporation’s institutional CRE lending division.